UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21079

Trust for Advisor Solutions (Formerly Hatteras Alternative Mutual Funds Trust)
 (Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Gregory C. Bakken, 811 East Wisconsin Avenue Milwaukee, WI 53202
 (Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

	Shares	Value
Underlying Funds - 79.8%
JPMorgan Hedged Equity Fund - R6 Class[b]	278,247	$5,612,232
LoCorr Macro Strategies Fund - Class I	379,449	3,236,704
Loomis Sayles Strategic Alpha Fund - Class Y	327,221	3,219,857
Vivaldi Merger Arbitrage Fund - Class I	394,254	4,186,981
Total Underlying Funds (Cost $16,094,431)		$16,255,774
Money Market Funds - 2.0%
U.S. Bank N.A., 0.50% [a]	401,810	401,810
Total Money Market Funds (Cost $401,810)		401,810
Total Investments (Cost $16,496,241) - 81.8%		16,657,584
Other Assets in Excess of Liabilities - 18.2%		3,697,881
Total Net Assets - 100.0%		$20,355,465

Percentages are stated as a percent of net assets.

[a] - The rate shown is as of September 30, 2018.
[b] - Value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Underlying Funds	$16,255,774	$-	$-	$16,255,774
Money Market Funds	401,810	-	-	401,810
Total Investments	$16,657,584	$-	$-	$16,657,584

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

The accompanying notes are an integral part of these schedules of investments.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

1. Organization

Trust for Advisor Solutions (the “Trust”) (until August 1, 2016, Trust for Advisor Solutions was known as Hatteras Alternative Mutual Funds Trust) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is an open-ended management investment company issuing one diversified series of shares to investors.  Hatteras Alpha Hedged Strategies Fund (“Alpha” or the “Fund”) commenced operations on September 23, 2002. As a mutual fund of funds, Alpha pursues its investment objective by investing in other affiliated and unaffiliated mutual funds (each an “Underlying Fund” and collectively, the “Underlying Funds”). The financial statements of the Underlying Funds are available from the SEC’s EDGAR database at www.sec.gov.

Alpha offers Class A Shares, Class C Shares, and Institutional Shares.  Class A Shares of Alpha commenced operations on May 2, 2011. The Class A Shares for Alpha have a sales charge (load) of 4.75% (of the offering price). Class A Shares have an annual fee (distribution fees) of 0.25% and a contingent deferred sales charge of 1.00% for shares liquidated within 18 months of purchase. Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

2. Security Valuation

The financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Trust.

Investment Valuation
Alpha generally does not make direct investments in securities or financial instruments, and invests substantially all of its assets in affiliated and non-affiliated investment companies at the stated net asset value, which equals fair value.

A summary of the inputs used to value the Fund’s assets and liabilities as of September 30, 2018, is located in the table following the Fund’s Schedule of Investments.

Cash

Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

Security Transactions, Investment Income and Realized Gain and Loss
Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense are recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Fund are in conformity with U.S. GAAP.

Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund’s expect the risk of loss to be remote.

3. Subsequent Events

In preparing the Schedule of Investments, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the Schedule of Investments were issued.

The Board of Trustees (“the Board”) of Trust for Advisor Solutions has approved the terms of an Agreement and Plan of Reorganization (the “Reorganization Plan”) providing for the transfer of all of the assets of the Hatteras Alpha Hedged Strategies Fund (the “Target Fund”) to, and the assumption of all of the liabilities of the Target Fund by, the Staar Disciplined Strategies Fund (formerly, the Staar Alternative Categories Fund) (the "Acquiring Fund") in exchange for shares of the Acquiring Fund and the distribution of such shares to the shareholders of the Target Fund in complete liquidation of the Target Fund (the “Reorganization”), subject to the approval of shareholders of the Target Fund. The material terms of the Reorganization are discussed in more detail in the Combined Prospectus and Proxy Statement dated October 11, 2018, which was mailed to shareholders of the Target Fund as of October 1, 2018. There will be no sales charge, commission or other transactional fee in connection with the Reorganization.

Pursuant to the Reorganization Plan, each Target Fund shareholder’s account will be credited with the number of Acquiring Fund shares equal to the value of the Target Fund shares that each shareholder holds immediately prior to the Reorganization.  The Board also noted that the value of the Target Fund’s assets to be acquired and the amount of its liabilities to be assumed by the Acquiring Fund and the net asset value of a share of the Target Fund will be determined in accordance with the valuation methodologies described in the Target Fund’s Prospectus and Statement of Additional Information, as may be supplemented.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Advisor Solutions

By /s/ Gregory C. Bakken
     Gregory C. Bakken, President/Principal Executive Officer

Date   November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory C. Bakken
     Gregory C. Bakken, President/Principal Executive Officer

Date   November 15, 2018

By  /s/ Michael J. Belland
       Michael J. Belland, Treasurer/Principal Financial Officer

Date   November 15, 2018